Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Schedule of Provisions

(CHF in thousands)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance at January 1, 2021	20,074	947	—	21,022
thereof current	—	376	—	376
thereof non-current	20,074	571	—	20,645
Additions	1,525	244	—	1,769
Release	(2,416)	—	—	(2,416)
Utilization	(15,244)	—	—	(15,244)
Reclassifications	—	—	—	—
Exchange differences	44	10	—	54
Balance at June 30, 2021	3,983	1,201	—	5,184
thereof current	3,983	494	—	4,477
thereof non-current	—	707	—	707

Balance at January 1, 2022	14,048	1,657	3,640	19,345
thereof current	14,048	721	135	14,903
thereof non-current	—	936	3,506	4,442
Additions	44	1,085	252	1,381
Release	(6,084)	—	—	(6,084)
Utilization	(3,788)	—	—	(3,788)
Unwinding of discount	—	—	84	84
Reclassifications	—	—	—	—
Exchange differences	13	24	(3)	34
Balance at June 30, 2022	4,233	2,766	3,973	10,972
thereof current	4,232	732	138	5,102
thereof non-current	—	2,034	3,835	5,870